EARNINGS/(LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS/(LOSS) PER SHARE
EARNINGS/(LOSSES) PER SHARE
20.	EARNINGS/(LOSSES) PER SHARE
Following the Share Subdivision as detailed in Note 2, each ordinary share was subdivided into eight ordinary shares and each ADS represents one ordinary share. The weighted average number of ordinary shares used for the calculation of basic and diluted earnings per share/ADS for the years ended December 2019 and 2020 have been retrospectively adjusted.
Basic earnings/(losses) per share and diluted earnings/(losses) per share were calculated as follows (RMB in millions, except for share and per share data):

	2019	2020	2021
Numerator:
Net income/(loss) attributable to Trip’s shareholders	7,011	(3,247)	(550)
Eliminate the dilutive effect of interest expense of convertible notes	373	—	—

Numerator for diluted earnings per share	7,384	(3,247)	(550)

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding (Note i)	567,871,968	600,888,208	634,109,233
Dilutive effect of share options (Note i)	15,815,672	—	—
Dilutive effect of convertible notes (Note i)	58,264,472	—	—

Denominator for diluted earnings per ordinary share (Note i)	641,952,112	600,888,208	634,109,233

Basic earnings/(losses) per ordinary share (Note i)	12.35	(5.40)	(0.87)

Diluted earnings/(losses) per ordinary share (Note i)	11.50	(5.40)	(0.87)

Basic earnings/(losses) per ADS	12.35	(5.40)	(0.87)

Diluted earnings/(losses) per ADS	11.50	(5.40)	(0.87)

Note i: Basic and diluted earnings/(losses) per ordinary share, weighted average ordinary shares outstanding. dilutive earnings per ordinary share, the dilutive effect of share options and convertible notes have been retrospectively adjusted for the Share Subdivision and the Ratio Change that were effective on March 18, 2021 as detailed in Note 2.
All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2020 and 2021. All the convertible senior notes were included in the computation of diluted EPS in 2019.
For the years ended December 31, 2019, 2020 and 2021, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(losses) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2019	2020	2021
Convertible Notes	—	27,896,136	1,245,966
Outstanding weighted average stock options	15,815,672	12,433,456	6,756,940

	15,815,672	40,329,592	8,002,906